Related parties (Tables)	12 Months Ended
Dec. 31, 2022
Related parties
Summary of key management personnel remuneration

	For the years ended
	December 31,
	2022	2021	2020
Salary and bonus	118,109	111,702	102,164
LTIPs, including related provision for social taxes (reversed)/made during the year	(72,966)	275,640	224,527
Pension contributions	12,868	12,603	11,469
Other social contributions	6,454	6,147	5,599
Total remuneration	64,465	406,092	343,759

Summary of board of directors remuneration

	For the years ended
	December 31
	2022	2021	2020
Cash compensation	23,130	30,460	30,099
Equity awards, including social taxes	17,161	24,654	23,597
Pension contributions	3,802	4,628	6,238
Other social contributions	861	717	400
Total remuneration	44,954	60,459	60,334

Summary of transactions with other related parties

	Loans granted		Loans received		Services provided to
	to related parties		from related parties		and received from related parties
	Amounts		Amounts		Services	Amounts	Services	Amounts
	owed by		owed to		provided to	owed by	received from	owed to
	related	Interest	related	Interest	related	related	related	related
	parties	income	parties	expense	parties	parties	parties	parties
For the year ended and as of December 31, 2022
Subsidiaries of shareholders exercising significant influence over the Group	—	—	—	—	2,944	—	—	959
Non-controlling shareholders	—	—	3,714	121	—	—	—	—
Equity-accounted investees	—	—	—	—	4,633	1,524	1,638	158
	—	—	3,714	121	7,577	1,524	1,638	1,117
For the year ended and as of December 31, 2021
Subsidiaries of shareholders exercising significant influence over the Group	—	—	—	—	6,508	—	—	1,729
Non-controlling shareholders	—	—	3,793	572	—	—	—	—
Equity-accounted investees	—	782	–	—	2,525	—	609	—
	—	782	3,793	572	9,033	—	609	1,729
For the year ended and as of December 31, 2020
Subsidiaries of shareholders exercising significant influence over the Group	—	—	—	—	4,621	—	720	688
Non-controlling shareholders	—	—	1,478	11	—	—	—	—
Equity-accounted investees	19,719	947	—	—	2,281	1,140	26	—
	19,719	947	1,478	11	6,902	1,140	746	688